FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                  [X]

                                     Pre-Effective Amendment No.                                                                       [    ]

                                     Post-Effective Amendment No. 29                                                                 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [X]

                                     Amendment No. 32                                                                                         [X]

(Check appropriate box or boxes)

Nushares ETF TRUST

(Exact Name of Registrant as Specified in Charter)

333 West Wacker Drive

Chicago, IL 60606

(Address of Principal Executive Offices, Zip Code)

(312) 917-7700

(Registrant’s Telephone Number, including Area Code)

Christopher M. Rohrbacher

Vice President and Secretary

333 West Wacker Drive

Chicago, IL 60606

(Name and Address of Agent for Service)

Copy to:

Eric F. Fees

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

and

W. John McGuire

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Ave, NW

Washington, DC 20004

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 29 relates to the Nushares Short-Term REIT ETF (the “Fund”), a separate series of Nushares ETF Trust (the “Trust”). The sole purpose of this filing is to file as an exhibit to the Trust’s registration statement, risk/return information in interactive data format for the Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and has duly caused this Post-Effective Amendment No. 29 to Registration Statement No. 333-212032 to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and State of Illinois, on the 11th day of May 2018.

Nushares ETF TRUST

BY:	/S/ Christopher M. Rohrbacher
Christopher M. Rohrbacher
Vice President and Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title			Date
/S/ STEPHEN D. FOY STEPHEN D. FOY	Vice President and Controller (principal financial and accounting officer)			May 11, 2018
/S/ Martin Y.G. Kremenstein Martin Y.G. Kremenstein	Chief Administrative Officer (principal executive officer)
WILLIAM J. SCHNEIDER*	Trustee	ü ï ï ï ï ï ï ý ï ï ï ï ï ï ï þ	By:*	/S/ Christopher M. Rohrbacher Christopher M. Rohrbacher Attorney-in-Fact May 11, 2018
MARGO L. COOK*	Trustee
JACK B. EVANS*	Trustee
WILLIAM C. HUNTER*	Trustee
DAVID J. KUNDERT*	Trustee
ALBIN F. MOSCHNER*	Trustee
JOHN K. NELSON*	Trustee
JUDITH M. STOCKDALE*	Trustee
CAROLE E. STONE*	Trustee
TERENCE J. TOTH*	Trustee
MARGARET L. WOLFF*	Trustee
ROBERT L. YOUNG*	Trustee

*

The powers of attorney authorizing Christopher M. Rohrbacher, among others, to execute this Registration Statement, and Amendments thereto, for the Trustees of the Registrant on whose behalf this Registration Statement is filed, have been executed and filed as exhibits (q) to this Registration Statement.

Exhibit Index

Exhibit Number	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase